Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 24, 2013 USD ($)
Cash and cash equivalents		$ 108,692	$ 11,258	$ 1,270	$ 258
Percentage of VAT on invoice amount		17.00%	17.00%
RMB [Member]
Underpayment of taxes	¥ 100,000	$ 100,000